Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Prospectus Date	rr_ProspectusDate	Jan. 31, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	February 1, 2024Pioneer Balanced ESG FundImportant Notice Regarding Change in Investment PolicySupplement to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated December 1, 2023The fund has a policy to invest at least 80% of its assets in securities of issuers that Amundi Asset Management US, Inc., the fund’s investment adviser, believes adhere to the fund’s environmental, social and governance (ESG) criteria.The following reflects the fund’s modified 80% investment policy, which will be effective on April 1, 2024:Principal investment strategiesUnder normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the investment adviser believes adhere to the fund’s ESG criteria.For purposes of the 80% investment policy, “ESG criteria” is defined as the exclusion of investments issued by companies significantly involved in the production of alcohol, tobacco products, and controversial military weapons consisting of cluster weapons, anti-personnel mines, and biological and chemical weapons, and the operation of coal mines and gambling casinos and other gaming businesses.33569-00-0224
©2024 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
Pioneer Balanced ESG Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	February 1, 2024Pioneer Balanced ESG FundImportant Notice Regarding Change in Investment PolicySupplement to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated December 1, 2023The fund has a policy to invest at least 80% of its assets in securities of issuers that Amundi Asset Management US, Inc., the fund’s investment adviser, believes adhere to the fund’s environmental, social and governance (ESG) criteria.The following reflects the fund’s modified 80% investment policy, which will be effective on April 1, 2024:Principal investment strategiesUnder normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the investment adviser believes adhere to the fund’s ESG criteria.For purposes of the 80% investment policy, “ESG criteria” is defined as the exclusion of investments issued by companies significantly involved in the production of alcohol, tobacco products, and controversial military weapons consisting of cluster weapons, anti-personnel mines, and biological and chemical weapons, and the operation of coal mines and gambling casinos and other gaming businesses.33569-00-0224
©2024 Amundi Distributor US, Inc.
Underwriter of Pioneer mutual funds
Member SIPC
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund has a policy to invest at least 80% of its assets in securities of issuers that Amundi Asset Management US, Inc., the fund’s investment adviser, believes adhere to the fund’s environmental, social and governance (ESG) criteria.The following reflects the fund’s modified 80% investment policy, which will be effective on April 1, 2024:Principal investment strategiesUnder normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the investment adviser believes adhere to the fund’s ESG criteria.For purposes of the 80% investment policy, “ESG criteria” is defined as the exclusion of investments issued by companies significantly involved in the production of alcohol, tobacco products, and controversial military weapons consisting of cluster weapons, anti-personnel mines, and biological and chemical weapons, and the operation of coal mines and gambling casinos and other gaming businesses.